Summary of Significant Accounting Policies (Details 5) (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ziegler Healthcare Real Estate Funds
Escrow Reserves
Escrow reserves	$ 1,060,003	$ 1,127,608
Rental Revenue
Amounts recognized in excess of amounts currently due from tenants, included in other assets	1,290,038	1,638,707
Income Taxes
Provision for federal and state income taxes	$ 0